Share capital - Additional Information (Details) - USD ($)				1 Months Ended	12 Months Ended
	Nov. 15, 2021	Nov. 02, 2021	Jan. 08, 2021	Mar. 12, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Feb. 08, 2021	Jan. 01, 2021	Dec. 21, 2020	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Shares issued pursuant to exercise of warrants					$ 24,758,479	$ 32,324,496	$ 3,634,734
Shares issued for stock option exercised					1,145,538	402,619	55,915
Net loss for the year					$ (41,326,835)	$ (63,046,905)	$ (23,212,698)
Weighted average number of common shares outstanding					111,720,726	58,352,766	35,998,152
Share issue related cost					$ 155,102	$ 5,046,283
Consultant [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding			6,741,420	13,624,075
Number of common shares issued			6,741,420	13,624,075
Investors [Member]
Disclosure of classes of share capital [line items]
Maximum aggregate offering price								$ 200,000,000	$ 100,000,000		$ 100,000,000
Increase (decrease) in number of shares outstanding	814,000
Number of common shares issued	814,000
Employee Stock Options Exercise [Member]
Disclosure of classes of share capital [line items]
Share issue related cost	$ 88,429		$ 1,258,122	$ 2,702,209
Stock options
Disclosure of classes of share capital [line items]
Maximum number of common shares reserved for issuance					30,000,000
Stock options exercisable period					10 years
Stock Option Exercise Period Not Later Than Ninety Days					90 days
Weighted average share price, share options granted					$ 1.99	$ 1.58
Stock-based compensation expense					$ 4,389,344	$ 5,559,181	$ 5,147,573
RSUs
Disclosure of classes of share capital [line items]
Number of shares issued for stock option exercised					118,497
Shares issued for stock option exercised					$ 397,060
Stock-based compensation expense					$ 735,539	$ 548,538	$ 0
DSUs
Disclosure of classes of share capital [line items]
Number of shares issued for stock option exercised					5,755
Shares issued for stock option exercised					$ 19,625
Share capital
Disclosure of classes of share capital [line items]
Number of shares issued					117,338,964	89,309,563
Number of shares outstanding					117,338,964	89,309,563	37,049,374			89,309,563		32,332,343
Shares issued pursuant to exercise of warrants					$ 24,759,643	$ 32,597,096	$ 3,634,734
Number of shares issued for stock option exercised					2,456,240	518,864	137,304
Shares issued for stock option exercised					$ 3,969,568	$ 950,971	$ 83,382
Shares issued pursuant to exercise of warrants (in shares)					4,269,414	5,242,389	1,116,323
Proceeds from issuing shares		$ 3,274,545	$ 46,558,988	$ 99,999,996
Share issue related cost					$ 155,102	$ 5,046,283